Label	Element	Value
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Emerging Markets Equity Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 52 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its objective, under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities that are tied economically to emerging market countries and derivative instruments that are intended to provide economic exposure to such securities. For purposes of this policy, the Fund considers emerging market countries to include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund invests in foreign companies whose securities may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”) and other similar depositary receipts. Although the Fund is not required to hedge its exposure to any currency, it may choose to do so. The Fund may invest without limitation in securities of foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries. The Fund also may invest in U.S. companies. In addition, the Fund may invest in securities issued or guaranteed by supranational organizations.

The Fund’s portfolio management team invests in growth and value companies that it believes to be undervalued relative to their fundamentals. Growth companies are those that the Fund’s portfolio management team believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level. Value companies are those that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

Consistent with its investment objective and policies, the Fund may invest in derivatives. The Fund may use derivatives for risk management purposes, including to hedge against a decline in the value of certain investments and to adjust the investment characteristics of its portfolio. The Fund also may invest in derivatives for non-hedging purposes to increase its investment return or income. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets. Some examples of the types of derivatives in which the Fund may invest are forward contracts, futures, options, and swap agreements.

The Fund is diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions.
Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund’s Class A shares for its first full calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was 26.80%.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter 4th Q 2023 +9.06% Worst Quarter 4th Q 2024 -5.12%
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the MSCI EAFE Index with Net Dividends as its broad-based securities market index.

Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.82%
Performance Inception Date	oef_PerfInceptionDate	Mar. 10, 2022
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | PRINCIPAL RISKS
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | · Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | · Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | · Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | · Industry and Sector Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund is overweight in a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | · Foreign and Emerging Market Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks. These companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. Foreign company securities also include ADRs, which may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. In certain emerging market countries, governments participate to a significant degree in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | · Foreign Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign Currency Risk: Investments in securities that are denominated or receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time.

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | · Geographic Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Geographic Focus Risk: To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such region may have a greater impact on Fund performance.

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | · Growth Investing Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Growth Investing Risk: Growth stocks typically trade at higher multiples of current earnings as compared to other stocks, which may lead to inflated prices. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | · Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | · Liquidity/Redemption Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | MSCI EAFE Index with Net Dividends
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI EAFE Index with Net Dividends
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.39%
Performance Inception Date	oef_PerfInceptionDate	Mar. 10, 2022
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1],[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.68%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.58%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.43%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.15%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,771
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,845
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,475
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,771
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,845
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,475
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	26.80%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	9.06%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.12%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.72%
Annual Return [Percent]	oef_AnnlRtrPct	10.07%
Annual Return [Percent]	oef_AnnlRtrPct	10.76%
Performance Inception Date	oef_PerfInceptionDate	Mar. 10, 2022
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.40%
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.18%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.57%
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[4]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.68%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	6.33%	[5]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.43%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,481
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,735
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,595
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,481
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,735
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,595
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.94%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.08%	[6]
Performance Inception Date	oef_PerfInceptionDate	Mar. 10, 2022	[6]
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class F Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.68%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.43%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.53%)	[3],[7]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,218
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,334
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,082
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,218
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,334
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,082
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.09%
Performance Inception Date	oef_PerfInceptionDate	Mar. 10, 2022
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class F3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.65%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.30%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.43%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.87%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,189
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,283
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	4,989
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,189
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,283
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 4,989
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.18%
Performance Inception Date	oef_PerfInceptionDate	Mar. 10, 2022
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.68%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.33%	[5]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.43%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,198
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,297
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,012
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,198
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,297
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,012
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.11%
Performance Inception Date	oef_PerfInceptionDate	Mar. 10, 2022
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class R2 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.68%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.93%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.43%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.50%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,369
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,562
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,451
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,369
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,562
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,451
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class R3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.68%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.83%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.43%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.40%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,340
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,519
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,380
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,340
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,519
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,380
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class R4 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.68%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.58%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.43%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.15%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,269
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,408
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,198
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,269
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,408
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,198
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class R5 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.68%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.33%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.43%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,198
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,297
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,012
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,198
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,297
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,012
Prospectus Summary | Lord Abbett Emerging Markets Equity Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	4.65%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.30%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(4.43%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.87%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,189
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,283
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	4,989
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,189
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,283
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 4,989
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.18%
Performance Inception Date	oef_PerfInceptionDate	Mar. 10, 2022

[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]

For the period from December 1, 2025 through November 30, 2026, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.87% for each of Class F3 and R6 shares and to an annual rate of 0.90% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[6]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.
[7]

For the period from December 1, 2025 through November 30, 2026, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.